Inventories (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Inventory write down	$ 110,366		$ 1,844,210
Finished goods inventory	172,332		337,873
Inventory valuation reserve	110,000		$ 112,000
Inventories [Member]
Inventories [Line Items]
Inventory write down	$ 110,000